UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
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Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):     [    ] is a restatement.
                                           [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SCGE MANAGEMENT, LP
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Address:       3000 Sand Hill Road
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               Menlo Park, CA 94025
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Form 13F File Number:  028-14804
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ralph Ho
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Title:         Chief Operating Officer
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Phone:         650-854-3927
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Signature, Place, and Date of Signing:

/s/ Ralph Ho           California               May 15, 2012
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Report Type (Check only one.):
[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          -----------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     122
Form 13F Information Table Value Total:     $299,018
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                             SCGE MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                             -----------------------
                                                               VALUE X  SHARES/    SH/ PUT/  INVSTMT  OTHER
NAME OF ISSUER                       TITLE OF CLASS CUSIP      ($1000)  PRN AMT    PRN CALL  DISCRETN MGRS   SOLE       SHARED  NONE
--------------                       -------------- ---------  -------  ---------  --- ----  -------- -----  ---------  ------  ----
21VIANET GROUP INC                   SPONSORED ADR  90138A103  12,659   1,115,300  SH        SOLE            1,115,300     0     0
ACME PACKET INC                      COM            004764106   6,880     250,000  SH        SOLE              250,000     0     0
ARCHIPELAGO LEARNING INC             COM            03956P102  12,955   1,165,000  SH        SOLE            1,165,000     0     0
BAZAARVOICE INC                      COM            073271108   1,788      90,000  SH        SOLE               90,000     0     0
EZCHIP SEMICONDUCTOR LTD             ORD            M4146Y108  25,365     585,400  SH        SOLE              585,400     0     0
GOOGLE INC                           CLA A          38259P508  20,840      32,500  SH        SOLE               32,500     0     0
HISOFT TECHNOLOGY INTERNATIONAL LTD  SPONSORED ADR  43358R108   6,035     401,800  SH        SOLE              401,800     0     0
ISOFTSTONE HOLDINGS LTD              SPONSORED ADR  46489B108  16,504   1,869,046  SH        SOLE            1,869,046     0     0
JIVE SOFTWARE INC                    COM            47760A108     638      25,000  SH        SOLE               25,000     0     0
K12 INC                              COM            48273U102   5,199     220,000  SH        SOLE              220,000     0     0
LINKEDIN CORP                        COM CL A       53578A108  12,749     125,000  SH        SOLE              125,000     0     0
LOGMEIN INC                          COM            54142L109  29,065     825,000  SH        SOLE              825,000     0     0
NETAPP INC                           COM            64110D104  20,147     450,000  SH        SOLE              450,000     0     0
PEGASYSTEMS INC                      COM            705573103  28,620     750,000  SH        SOLE              750,000     0     0
QUALCOMM INC                         COM            747525103  11,911     175,000  SH        SOLE              175,000     0     0
RIVERBED TECH INC                    COM            768573107   6,318     225,000  SH        SOLE              225,000     0     0
RPX CORP                             COM            74972G103   9,498     560,000  SH        SOLE              560,000     0     0
TAL EDUCATION GROUP                  ADS REPSTG COM 874080104   6,928     624,164  SH        SOLE              624,164     0     0
UNIVERSAL DISPLAY CORP               COM            91347P105   2,740      75,000  SH        SOLE               75,000     0     0
VERISIGN INC                         COM            92343E102  24,928     650,000  SH        SOLE              650,000     0     0
YANDEX NV                            SHS CLASS A    N97284108  29,557   1,100,000  SH        SOLE            1,100,000     0     0
YOUKU INC                            SPONSORED ADR  98742U100   7,697     350,000  SH        SOLE              350,000     0     0